Intangible Assets, Net	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets, Net
9. Intangible Assets, Net
Intangible assets and related accumulated amortization consisted of the following:

	As of December 31, 2019			As of December 31, 2020
	Gross Carrying Amount	Accumulated amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated amortization	Net Carrying Amount
Finite-lived intangible assets
Software	98,402	(10,009)	88,393	114,118	(29,264)	84,854
License of maintenance and overhauls	2,290	(1,678)	612	2,290	(2,290)	—

Total finite-lived intangible assets	100,692	(11,687)	89,005	116,408	(31,554)	84,854

Indefinite-lived intangible assets
Manufacturing license (i)	—	—	—	494,000	—	494,000
License plate	28,927	—	28,927	28,927	—	28,927

Total indefinite-lived intangible assets	28,927	—	28,927	522,927	—	522,927

Total intangible assets	129,619	(11,687)	117,932	639,335	(31,554)	607,781

The Group recorded amortization expenses of RMB3,546, RMB7,681 and RMB20,169 for the years ended December 31, 2018, 2019 and 2020, respectively.
Total future amortization expenses for finite-lived intangible assets were estimated as follows:

2021	22,982
2022	19,327
2023	17,098
2024	16,691
2025	8,384
Thereafter	372

Total	84,854

(i) Acquisition and subsequent sale of the 100% equity interest in a company that holds a manufacturing license
On March 12, 2020, the Group entered into a share transfer agreement (the “STA”) to acquire the 100% equity interest in a company (the “Acquiree”) from its shareholders (the “Sellers”) for a total cash consideration of RMB510 million (the “Acquisition”).
In March 2020, as part of the equity purchase, all of the Acquiree’s net assets with a carrying value of RMB8 million which included the manufacturing license were acquired by the Group under the terms of the STA, subject to regulatory approval. In accordance with the STA, on June 6, 2020, immediately after approval from the relevant PRC regulatory authority was granted for the manufacturing license to be transferred from the Acquiree to the Group, the Group sold its 100% equity interest in the Acquiree to the Sellers’ related parties for consideration of RMB16 million, resulting in a sale of all of the Acquiree’s net assets, except for the manufacturing license. Given the acquisition from the Sellers and the subsequent sale to the Sellers’ related parties were in accordance with the terms of the STA, the consideration received of RMB16 million, in substance, represents an adjustment or reduction to the total cash consideration of RMB510 million incurred by the Group for the manufacturing license. The net effect of the series of transactions outlined above is that only the manufacturing license was acquired and retained by the Group. The Group determined that it was the nominee shareholder of the Acquiree during the period from acquisition to the sale of the Acquiree after regulatory approval was obtained for the transfer of the manufacturing license to the Group, approximately three months. During this period, the Group was not entitled to any of the economic results of the Acquiree. In accordance with ASC 810, the Group did not obtain a controlling financial interest in the Acquiree during this period, and accordingly, did not consolidate the financial statements of the Acquiree.
The Acquisition is determined to be an asset acquisition as the Group did not obtain a controlling financial interest in the Acquiree upon closing of the Acquisition in May 2020. On the basis above, the Group accounted for the acquisition of the manufacturing license as an intangible asset with a total cost of RMB494 million. The useful life of the license is assessed as indefinite as there is no limit to the valid period of the license under the relevant PRC laws and regulations.
Out of the initial cash consideration of RMB510 million, RMB100 million was paid in December 2019, RMB100 million was paid in March 2020, RMB100 million was paid in April 2020, RMB100 million was paid in July 2020 and RMB110 million was paid in August 2020. For the repurchase consideration of RMB16 million due from the Sellers’ related parties, RMB10 million was received in June 2020 and 6 million was received in November 2020.